Regulatory Capital Requirements (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Company [Member]
Common equity tier 1 capital to risk-weighted assets amount	$ 77,594,000	$ 69,947,000
Common equity tier 1 capital to risk-weighted assets ratio	14.15%	13.48%
Tier I capital to risk-weighted assets amount	$ 77,594,000	$ 69,947,000
Tier I capital to risk-weighted assets ratio	14.15%	13.48%
Total capital to risk-weighted assets amount	$ 84,455,000	$ 75,943,000
Total capital to risk-weighted assets ratio	15.40%	14.63%
Tier I capital to average assets amount	$ 77,594,000	$ 69,947,000
Tier I capital to average assets ratio	8.80%	9.57%
Common equity tier 1 capital to risk-weighted assets Minimum for capital adequacy purposes amount	$ 24,680,000	$ 23,352,000
Common equity tier 1 capital to risk-weighted assets Minimum for capital adequacy purposes ratio	4.50%	4.50%
Tier I capital to risk-weighted assets Minimum for capital adequacy purposes amount	$ 32,907,000	$ 31,135,000
Tier I capital to risk-weighted assets minimum for capital adequacy purposes ratio	6.00%	6.00%
Tier I capital to risk-weighted assets minimum to be well capitalized under prompt corrective action amount	$ 43,876,000	$ 41,514,000
Total capital to risk-weighted assets Minimum for capital adequacy purposes ratio	8.00%	8.00%
Tier I capital to average assets Minimum for capital adequacy purposes amount	$ 35,273,000	$ 29,223,000
Tier I capital to average assets minimum for capital adequacy purposes ratio	4.00%	4.00%
Common equity tier 1 capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions ratio	0.00%	0.00%
Tier 1 capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions ratio	0.00%	0.00%
Total capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions ratio	0.00%	0.00%
Tier I capital to average assets minimum to be well capitalized under prompt corrective action provisions ratio	0.00%	0.00%
Common equity tier 1 capital to risk-weighted assets minimum for capital adequacy purposes with conservation buffer amount	$ 38,391,000	$ 36,325,000
Common equity tier 1 capital to risk-weighted assets minimum for capital adequacy purposes with conservation buffer ratio	7.00%	7.00%
Tier 1 capital to risk-weighted assets minimum for capital adequacy purposes with conservation buffer amount	$ 46,618,000	$ 44,108,000
Tier 1 capital to risk-weighted assets minimum for capital adequacy purposes with conservation buffer ratio	8.50%	8.50%
Total capital to risk-weighted assets minimum for capital adequacy purposes with conservation buffer amount	$ 57,587,000	$ 54,487,000
Total capital to risk-weighted assets minimum for capital adequacy purposes with conservation buffer ratio	10.50%	10.50%
Tier 1 capital to average assets minimum for capital adequacy purposes with conservation buffer ratio	0.00%	0.00%
Bank [Member]
Common equity tier 1 capital to risk-weighted assets amount	$ 77,017,000	$ 69,330,000
Common equity tier 1 capital to risk-weighted assets ratio	14.06%	13.38%
Tier I capital to risk-weighted assets amount	$ 77,017,000	$ 69,330,000
Tier I capital to risk-weighted assets ratio	14.06%	13.38%
Total capital to risk-weighted assets amount	$ 83,871,000	$ 75,326,000
Total capital to risk-weighted assets ratio	15.31%	14.53%
Tier I capital to average assets amount	$ 77,017,000	$ 69,330,000
Tier I capital to average assets ratio	8.74%	9.50%
Common equity tier 1 capital to risk-weighted assets Minimum for capital adequacy purposes amount	$ 24,654,000	$ 23,325,000
Common equity tier 1 capital to risk-weighted assets Minimum for capital adequacy purposes ratio	4.50%	4.50%
Tier I capital to risk-weighted assets Minimum for capital adequacy purposes amount	$ 32,872,000	$ 31,099,000
Tier I capital to risk-weighted assets minimum for capital adequacy purposes ratio	6.00%	6.00%
Tier I capital to risk-weighted assets minimum to be well capitalized under prompt corrective action amount	$ 43,829,000	$ 41,466,000
Total capital to risk-weighted assets Minimum for capital adequacy purposes ratio	8.00%	8.00%
Tier I capital to average assets Minimum for capital adequacy purposes amount	$ 35,252,000	$ 29,201,000
Tier I capital to average assets minimum for capital adequacy purposes ratio	4.00%	4.00%
Common equity tier 1 capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions amount	$ 35,611,000	$ 33,691,000
Common equity tier 1 capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions ratio	6.50%	6.50%
Tier 1 capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions amount	$ 43,829,000	$ 41,466,000
Tier 1 capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions ratio	8.00%	8.00%
Total capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions ratio	10.00%	10.00%
Total capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions amount	$ 54,787,000	$ 51,832,000
Tier I capital to average assets minimum to be well capitalized under prompt corrective action provisions amount	$ 44,065,000	$ 36,501,000
Tier I capital to average assets minimum to be well capitalized under prompt corrective action provisions ratio	5.00%	5.00%
Common equity tier 1 capital to risk-weighted assets minimum for capital adequacy purposes with conservation buffer amount	$ 38,351,000	$ 36,283,000
Common equity tier 1 capital to risk-weighted assets minimum for capital adequacy purposes with conservation buffer ratio	7.00%	7.00%
Tier 1 capital to risk-weighted assets minimum for capital adequacy purposes with conservation buffer amount	$ 46,569,000	$ 44,057,000
Tier 1 capital to risk-weighted assets minimum for capital adequacy purposes with conservation buffer ratio	8.50%	8.50%
Total capital to risk-weighted assets minimum for capital adequacy purposes with conservation buffer amount	$ 57,526,000	$ 54,424,000
Total capital to risk-weighted assets minimum for capital adequacy purposes with conservation buffer ratio	10.50%	10.50%
Tier 1 capital to average assets minimum for capital adequacy purposes with conservation buffer amount	$ 0	$ 0
Tier 1 capital to average assets minimum for capital adequacy purposes with conservation buffer ratio	0.00%	0.00%